As filed with the Securities and Exchange Commission on April 12, 2002

                                                     Registration No. 333 -26209
                                                                      811 -08197

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                       SECURITIES AND EXCHANGE COMMISSION

                            WASHINGTON, D.C.  20549

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                                    FORM N-4

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [X]

                       Pre-Effective Amendment No.
                                                   -----

                       Post-Effective Amendment No. 9


                                      and

                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940  [X]

                               Amendment No. 10


                             SEPARATE ACCOUNT VA A
                         ----------------------------
                          (Exact Name of Registrant)




                      TRANSAMERICA LIFE INSURANCE COMPANY
                    --------------------------------------
                              (Name of Depositor)




            4333 Edgewood Road N.E., Cedar Rapids, Iowa  52499-0001
              (Address of Depositor's Principal Executive Offices)

               Depositor's Telephone Number, including Area Code

                                 (319) 297-8468

                             Frank A. Camp, Esquire

                      Transamerica Life Insurance Company
                            4333 Edgewood Road, N.E.
                         Cedar Rapids, Iowa  52499-0001
                    (Name and Address of Agent for Service)

                                    Copy to:

                         Frederick R. Bellamy, Esquire
                     Sutherland, Asbill and Brennan L.L.P.
                         1275 Pennsylvania Avenue, N.W.
                          Washington, D.C.  20004-2404
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Title of Securities Being Registered:
Flexible Premium Variable Annuity Policies


It is proposed that this filing will become effective:

          immediately upon filing pursuant to paragraph (b) of Rule 485
_______


  X       on May 1, 2002 pursuant to paragraph (b) of Rule 485

_______


_______   60 days after filing pursuant to paragraph (a)(1) of Rule 485


-------   on _______________ pursuant to paragraph (a)(1) of Rule 485


If appropriate, check the following box:

     [_] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This filing is solely for the purpose of delaying the post-effective date of the prior post-effective amendment filed on March 15, 2002. Parts A, B and C of the prior filing (Post-Effective Amendment No. 8 to Form N-4, File No. 333-26209) are incorporated by reference.
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                                  SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has caused this Registration Statement to be signed on its behalf, in the City of Cedar Rapids and State of Iowa, on this 11th day of April, 2002.


                                              SEPARATE ACCOUNT VA A

                                              TRANSAMERICA LIFE INSURANCE
                                              COMPANY
                                              Depositor

                                                                           *
                                              ------------------------------
                                              Larry N. Norman
                                              President

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the duties indicated.

Signatures                       Title                          Date
----------                       -----                          ----

                      *
-----------------------          Director                       __________, 2002
Patrick S. Baird

                      *                                         __________, 2002
-----------------------          Director
Larry N. Norman          (Principal Executive Officer)

  /s/ Craig D. Vermie                                           April 11, 2002
-----------------------          Director
Craig D. Vermie

                      *          Director                       __________, 2002
-----------------------
Douglas C. Kolsrud

                      *                                         __________, 2002
-----------------------          Vice President and
Robert J. Kontz                  Corporate Controller

                      *                                         __________, 2002
-----------------------          Director, Vice President,
Brenda K. Clancy                 Treasurer, and Chief
                                 Financial Officer


* By Craig D. Vermie, Attorney-in-Fact